Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 1,052	SFr 1,054	SFr 582	SFr 2,106	SFr 1,252
Current and deferred taxes
Deferred income tax expense				446	31
Income tax expense	398	362	276	760	354
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	SFr 231
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr (1)
Other non-deductible expenses	120
of which non-deductible interest expenses and share-based compensation cost	116
of which non-deductible provision accruals	4
Lower taxed income	(34)
of which tax benefit related non-taxable life insurance income	(18)
Changes in deferred tax valuation allowance	13
(Windfall tax benefits)/shortfall tax charges on share-based compensation	(5)
Other	74
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	6
of which tax expense from own-credit revaluation gains	36
Income tax expense	398	SFr 362	276	760	354
Switzerland
Increase/(decrease) in income taxes resulting from:
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	(14)
of which tax expense from an adverse earnings mix in the Group's operating entities	38
UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	(54)
UK and Asia
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	67
Bank
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	977		529	1,887	1,152
Current and deferred taxes
Deferred income tax expense				325	67
Income tax expense	330		289	629	386
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%				SFr 415
Swiss statutory rate (as a percent)				22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount				SFr 4
Other non-deductible expenses				171
of which non-deductible interest expenses and share-based compensation cost				167
of which non-deductible provision accruals				12
Nondeductible tax benefits on goodwill deductions				10
Lower taxed income				(60)
of which tax benefit related non-taxable life insurance income				(31)
Changes in deferred tax valuation allowance				25
(Windfall tax benefits)/shortfall tax charges on share-based compensation				(5)
Other				79
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals				6
Income tax expense	SFr 330		SFr 289	629	SFr 386
Bank | Switzerland
Increase/(decrease) in income taxes resulting from:
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix				(27)
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability				50
of which tax expense from an adverse earnings mix in the Group's operating entities				44
Bank | UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance				84
Bank | UK and Asia
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance				109
Bank | Asia Pacific
Increase/(decrease) in income taxes resulting from:
of which tax benefit for the reassessment relating to the tax deductibility on previously taken litigation accruals				SFr (15)